Intangible assets, net - Amortization expenses on intangible assets allocated to expense items (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, net
Total amortization	¥ 22,568	¥ 21,875	¥ 20,478
Cost of revenues
Intangible assets, net
Total amortization		77	96
Selling and marketing expenses
Intangible assets, net
Total amortization	257	876	1,027
General and administrative expenses
Intangible assets, net
Total amortization	9,590	5,845	2,535
Research and development expenses
Intangible assets, net
Total amortization	¥ 12,721	¥ 15,077	¥ 16,820